Balance Sheet Accounts (Narrative) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($)
Balance Sheet Related Disclosures [Abstract]
Depreciation	[1]	$ 2,837	$ 3,539	$ 4,148
Amortization of acquired intangible assets	[1],[2]	1,040	1,040	$ 1,153
Concentration Risk [Line Items]
Accounts receivable	[3]	$ 1,475	$ 1,948
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Number of significant customers | customer		3	4
Concentration Risk, Percentage		61.00%	67.00%
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Concentration Risk, Percentage		25.00%	23.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%	17.00%
Accounts Receivable | Customer Concentration Risk | Customer Three
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.00%	15.00%
Accounts Receivable | Customer Concentration Risk | Customer Four
Concentration Risk [Line Items]
Concentration Risk, Percentage			12.00%
Medicare | Commissions Receivable | Segment Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, Percentage		71.00%	81.00%

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method
[2]	As adjusted for the adoption of ASC 606 using the full retrospective method
[3]	As adjusted for the adoption of ASC 606 using the full retrospective method